Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Liabilities at Fair Value through Profit or Loss (Detail) $ in Thousands	Dec. 31, 2018 ARS ($)
Financial liabilities at fair value through profit or loss [line items]
Liabilities at fair value through profit or loss	$ 268,086
Local currency [member]
Financial liabilities at fair value through profit or loss [line items]
Liabilities at fair value through profit or loss	115,200
Foreign currency [member]
Financial liabilities at fair value through profit or loss [line items]
Liabilities at fair value through profit or loss	$ 152,886